LOANS, NET (Tables)	12 Months Ended
Dec. 31, 2023
LOANS, NET [Abstract]
Direct Loans, Net
a)	This item consists of the following:

	2023	2022
	S/(000)	S/(000)
Direct loans -
Loans	115,170,158	119,602,591
Credit cards	7,112,268	6,187,910
Leasing receivables	5,735,973	6,174,850
Factoring receivables	3,431,323	3,976,898
Discounted notes	3,170,887	2,982,291
Advances and overdrafts in current account	321,962	219,932
Refinanced loans	2,407,516	2,100,018
Total direct loans	137,350,087	141,244,490

Internal overdue loans and under legal collection loans	6,133,167	5,945,779
	143,483,254	147,190,269
Add (less) -
Accrued interest	1,492,797	1,436,105
Total direct loans	144,976,051	148,626,374
Allowance for loan losses (c)	(8,277,916)	(7,872,402)
Total direct loans, net	136,698,135	140,753,972

Composition of Gross Credit Balance
b)	As of December 31, 2023, and 2022, the composition of the gross credit balance is as follows:

	2023	2022
	S/(000)	S/(000)

Direct loans, Note7(a)	143,483,254	147,190,269
Indirect loans, Note 18(a)	20,051,615	20,928,055
Due from customers on banker’s acceptances	412,401	699,678
Total	163,947,270	168,818,002

Movement of Gross Balance of Loan Portfolio by Stages
Below is the movement of the gross balance of the loan portfolio, direct, indirect and banker’s acceptances by phase for the periods 2023 and 2022:

Stage 1
Loans by class	Balance as of December 31, 2022	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	New loans, liquidation and write-offs, net	Transfers between classes of loans	Sale of loan portafolio	Exchange differences and others	Balance as of December 31, 2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	86,190,457	(7,735,234)	(390,080)	6,837,244	113,232	865,954	(957,315)	–	(995,471)	83,928,787
Residential mortgage loans	18,640,432	(3,890,376)	(87,230)	2,834,608	68,812	–	1,680,893	–	(97,070)	19,150,069
Micro-business loans	13,425,653	(10,427,681)	(193,852)	4,537,627	15,883	(865,954)	9,439,846	–	134,324	16,065,846
Consumer loans	15,386,935	(6,597,935)	(466,950)	3,352,518	68,103	–	3,555,141	–	(63,752)	15,234,060
Total	133,643,477	(28,651,226)	(1,138,112)	17,561,997	266,030	–	13,718,565	–	(1,021,969)	134,378,762

Stage 2
Loans by class	Balance as of December 31, 2022	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	New loans, liquidation and write-offs, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance as of December 31, 2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	8,850,173	(6,837,244)	(1,901,832)	7,735,234	149,554	505,667	(2,566,703)	–	2,348	5,937,197
Residential mortgage loans	3,207,081	(2,834,608)	(498,299)	3,890,376	109,625	–	(301,840)	–	(14,233)	3,558,102
Micro-business loans	7,266,464	(4,537,627)	(2,151,478)	10,427,681	104,183	(505,667)	(6,021,879)	–	48,637	4,630,314
Consumer loans	3,471,604	(3,352,518)	(1,888,270)	6,597,935	66,491	–	(1,552,101)	–	(25,687)	3,317,454
Total	22,795,322	(17,561,997)	(6,439,879)	28,651,226	429,853	–	(10,442,523)	–	11,065	17,443,067

Stage 3
Loans by class	Balance as of December 31, 2022	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	New loans, liquidation and write-offs, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance as of December 31, 2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	8,150,200	(113,232)	(149,554)	390,080	1,901,832	(86,176)	(2,325,958)	(377,652)	(82,364)	7,307,176
Residential mortgage loans	1,388,061	(68,812)	(109,625)	87,230	498,299	–	(248,110)	(69,258)	(9,037)	1,468,748
Micro-business loans	1,741,559	(15,883)	(104,183)	193,852	2,151,478	86,176	(2,231,402)	(21,388)	2,621	1,802,830
Consumer loans	1,099,383	(68,103)	(66,491)	466,950	1,888,270	–	(1,763,126)	(21,689)	11,493	1,546,687
Total	12,379,203	(266,030)	(429,853)	1,138,112	6,439,879	–	(6,568,596)	(489,987)	(77,287)	12,125,441

Consolidated 3 Stages
Loans by class	Balance as of December 31, 2022	Written off and forgivens	New loans and liquidation, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance as of December 31, 2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	103,190,830	(369,307)	1,285,445	(5,480,669)	(377,652)	(1,075,487)	97,173,160
Residential mortgage loans	23,235,574	(25,205)	–	1,156,148	(69,258)	(120,340)	24,176,919
Micro-business loans	22,433,676	(1,519,522)	(1,285,445)	2,706,087	(21,388)	185,582	22,498,990
Consumer loans	19,957,922	(1,410,633)	–	1,650,547	(21,689)	(77,946)	20,098,201
Total	168,818,002	(3,324,667)	–	32,113	(489,987)	(1,088,191)	163,947,270

Stage 1
Loans by class	Balance as of December 31, 2021	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	New loans, liquidation and write-offs, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance as of December 31, 2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	90,281,463	(10,689,388)	(782,333)	7,640,908	356,896	(21,784)	1,067,360	–	(1,662,665)	86,190,457
Residential mortgage loans	18,702,189	(4,019,065)	(84,000)	1,995,000	27,176	7,496	2,247,060	–	(235,424)	18,640,432
Micro-business loans	10,803,696	(11,398,414)	(235,229)	4,142,176	95,327	(739,253)	10,960,618	–	(203,268)	13,425,653
Consumer loans	11,993,823	(6,578,251)	(300,120)	3,313,501	58,137	753,541	6,176,605	–	(30,301)	15,386,935
Total	131,781,171	(32,685,118)	(1,401,682)	17,091,585	537,536	–	20,451,643	–	(2,131,658)	133,643,477

Stage 2
Loans by class	Balance as of December 31, 2021	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	New loans, liquidation and write-offs, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance as of December 31, 2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	11,342,409	(7,640,908)	(2,586,811)	10,689,388	434,550	614,296	(3,906,923)	–	(95,828)	8,850,173
Residential mortgage loans	1,758,125	(1,995,000)	(292,259)	4,019,065	23,225	427	(286,590)	–	(19,912)	3,207,081
Micro-business loans	8,927,358	(4,142,176)	(1,627,919)	11,398,414	93,396	(599,450)	(6,722,150)	–	(61,009)	7,266,464
Consumer loans	2,921,075	(3,313,501)	(1,025,878)	6,578,251	71,775	(15,273)	(1,741,617)	–	(3,228)	3,471,604
Total	24,948,967	(17,091,585)	(5,532,867)	32,685,118	622,946	–	(12,657,280)	–	(179,977)	22,795,322

Stage 3
Loans by class	Balance as of December 31, 2021	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	New loans, liquidation and write-offs, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance as of December 31, 2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	8,756,743	(356,896)	(434,550)	782,333	2,586,811	(95,866)	(2,934,746)	(7,803)	(145,826)	8,150,200
Residential mortgage loans	1,371,146	(27,176)	(23,225)	84,000	292,259	–	(283,888)	(2,442)	(22,613)	1,388,061
Micro-business loans	1,906,210	(95,327)	(93,396)	235,229	1,627,919	85,153	(1,905,488)	(909)	(17,832)	1,741,559
Consumer loans	1,099,329	(58,137)	(71,775)	300,120	1,025,878	10,713	(1,205,204)	(304)	(1,237)	1,099,383
Total	13,133,428	(537,536)	(622,946)	1,401,682	5,532,867	–	(6,329,326)	(11,458)	(187,508)	12,379,203

Consolidated 3 Stages
Loans by class	Balance as of December 31, 2021	Written off and forgivens	New loans and liquidation, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance as of December 31, 2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	110,380,615	(421,522)	496,646	(5,352,787)	(7,803)	(1,904,319)	103,190,830
Residential mortgage loans	21,831,460	(33,940)	7,923	1,710,522	(2,442)	(277,949)	23,235,574
Micro-business loans	21,637,264	(1,164,440)	(1,253,550)	3,497,420	(909)	(282,109)	22,433,676
Consumer loans	16,014,227	(955,356)	748,981	4,185,140	(304)	(34,766)	19,957,922
Total	169,863,566	(2,575,258)	–	4,040,295	(11,458)	(2,499,143)	168,818,002

Movement in Allowance for Loan loss for Direct and Indirect Loans
c)
As of December 31, 2023, and 2022, the allowance for loan losses for direct loans, indirect loans and due from customers on banker’s acceptances, was determined under the expected credit loss model as established in IFRS 9. The movement in the allowance for loan losses is shown below for direct loans and indirect loans and due from customers on banker’s acceptances:

Stage 1
Loans by class	Balance as of December 31, 2022	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	New loans, liquidation and write- offs, net	Changes in PD, LGD and EAD (*)	Transfers between classes of loans	Sale of loan portafolio	Exchange differences and others	Balance as of December 31, 2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	571,899	(139,043)	(9,218)	218,944	33,333	23,792	(162,840)	20,026	–	(4,761)	552,132
Residential mortgage loans	83,536	(16,389)	(705)	36,384	36,223	9,628	(94,942)	-	–	367	54,102
Micro-business loans	315,960	(305,106)	(7,484)	137,210	9,520	420,469	(205,832)	(20,026)	–	3,413	348,124
Consumer loans	300,322	(257,482)	(15,591)	173,612	61,421	60,661	(35,337)	-	–	(2,515)	285,091
Total	1,271,717	(718,020)	(32,998)	566,150	140,497	514,550	(498,951)	–	–	(3,496)	1,239,449

Stage 2
Loans by class	Balance as of December 31, 2022	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	New loans, liquidation and write- offs, net	Changes in PD, LGD and EAD (*)	Transfers between classes of loans	Sale of loan portafolio	Exchange differences and others	Balance as of December 31, 2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	493,257	(218,944)	(196,971)	139,043	39,898	(119,049)	208,014	52,764	–	1,524	399,536
Residential mortgage loans	126,832	(36,384)	(41,369)	16,389	58,782	(11,555)	9,120	-	–	(557)	121,258
Micro-business loans	540,913	(137,210)	(354,473)	305,106	64,946	(351,848)	411,980	(52,764)	–	4,632	431,282
Consumer loans	439,574	(173,612)	(576,535)	257,482	56,985	(144,372)	581,442	-	–	(5,814)	435,150
Total	1,600,576	(566,150)	(1,169,348)	718,020	220,611	(626,824)	1,210,556	–	–	(215)	1,387,226

Stage 3
Loans by class	Balance as of December 31, 2022	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	New loans, liquidation and write- offs, net	Changes in PD, LGD and EAD (*)	Transfers between classes of loans	Sale of loan portafolio	Exchange differences and others	Balance as of December 31, 2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	2,846,887	(33,333)	(39,898)	9,218	196,971	(632,292)	630,339	(48,356)	(269,312)	(28,670)	2,631,554
Residential mortgage loans	757,780	(36,223)	(58,782)	705	41,369	(149,583)	276,611	-	(40,223)	(6,393)	785,261
Micro-business loans	1,113,154	(9,520)	(64,946)	7,484	354,473	(1,779,826)	1,635,614	48,356	(17,486)	779	1,288,082
Consumer loans	940,872	(61,421)	(56,985)	15,591	576,535	(1,604,579)	1,520,266	-	(16,625)	719	1,314,373
Total	5,658,693	(140,497)	(220,611)	32,998	1,169,348	(4,166,280)	4,062,830	–	(343,646)	(33,565)	6,019,270

Consolidated 3 Stages			Credit loss for the period
	Balance as of December 31, 2022	Write-off and forgiven loan portfolio	New loans, liquidation and write- offs, net	Changes in PD, LGD and EAD (*)	Transfers between classes of loans	Sale of loan portafolio	Exchange differences and others	Balance as of December 31, 2023 (**)

Loans by class
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	3,912,043	(384,266)	(343,283)	675,513	24,434	(269,312)	(31,907)	3,583,222
Residential mortgage loans	968,148	(28,178)	(123,332)	190,789	-	(40,223)	(6,583)	960,621
Micro-business loans	1,970,027	(1,563,052)	(148,153)	1,841,762	(24,434)	(17,486)	8,824	2,067,488
Consumer loans	1,680,768	(1,485,766)	(202,524)	2,066,371	-	(16,625)	(7,610)	2,034,614
Total	8,530,986	(3,461,262)	(817,292)	4,774,435	–	(343,646)	(37,276)	8,645,945

Stage 1
Loans by class	Balance as of December 31, 2021	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	New loans, liquidation and write- offs, net	Changes in PD, LGD and EAD (*)	Transfers between classes of loans	Sale of portfolio	Exchange differences and others	Balance as of December 31, 2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	607,880	(167,527)	(16,135)	168,102	41,729	86,676	(120,997)	(12,101)	–	(15,728)	571,899
Residential mortgage loans	76,706	(27,467)	(778)	52,161	15,910	10,256	(43,766)	2,274	–	(1,760)	83,536
Micro-business loans	434,162	(372,672)	(14,219)	152,072	17,632	471,157	(352,379)	(14,695)	–	(5,098)	315,960
Consumer loans	317,597	(195,412)	(9,065)	190,973	54,506	340,981	(419,651)	24,522	–	(4,129)	300,322
Total	1,436,345	(763,078)	(40,197)	563,308	129,777	909,070	(936,793)	–	–	(26,715)	1,271,717

Stage 2
	Balance as of December 31, 2021	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	New loans, liquidation and write- offs, net	Changes in PD, LGD and EAD (*)	Transfers between classes of loans	Sale of portfolio	Exchange differences and others	Balance as of December 31, 2022

Loans by class
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	652,781	(168,102)	(225,459)	167,527	61,995	(218,631)	167,455	58,569	–	(2,878)	493,257
Residential mortgage loans	97,388	(52,161)	(21,869)	27,467	13,888	(11,992)	76,064	75	–	(2,028)	126,832
Micro-business loans	625,255	(152,072)	(274,896)	372,672	34,163	(384,376)	381,863	(56,841)	–	(4,855)	540,913
Consumer loans	637,763	(190,973)	(312,930)	195,412	62,043	(132,340)	183,112	(1,803)	–	(710)	439,574
Total	2,013,187	(563,308)	(835,154)	763,078	172,089	(747,339)	808,494	–	–	(10,471)	1,600,576

Stage 3
	Balance as of December 31, 2021	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	New loans, liquidation and write- offs, net	Changes in PD, LGD and EAD (*)	Transfers between classes of loans	Sale of portfolio	Exchange differences and others	Balance as of December 31, 2022

Loans by class
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	2,730,792	(41,729)	(61,995)	16,135	225,459	(734,370)	814,163	(51,601)	(7,590)	(42,377)	2,846,887
Residential mortgage loans	800,639	(15,910)	(13,888)	778	21,869	(163,673)	143,014	–	(1,671)	(13,378)	757,780
Micro-business loans	1,148,632	(17,632)	(34,163)	14,219	274,896	(1,351,918)	1,048,630	46,447	(830)	(15,127)	1,113,154
Consumer loans	941,416	(54,506)	(62,043)	9,065	312,930	(1,028,864)	822,883	5,154	(249)	(4,914)	940,872
Total	5,621,479	(129,777)	(172,089)	40,197	835,154	(3,278,825)	2,828,690	–	(10,340)	(75,796)	5,658,693

Consolidated 3 Stages			Credit loss for the period
Loans by class	Balance as of December 31, 2021	Write-off loan portfolio	New loans, liquidation and write- offs, net	Changes in PD, LGD and EAD (*)	Transfers between classes of loans	Sale of portfolio	Exchange differences and others	Balance as of December 31, 2022 (**)
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	3,991,453	(421,319)	(445,006)	860,621	(5,133)	(7,590)	(60,983)	3,912,043
Residential mortgage loans	974,733	(33,960)	(131,449)	175,312	2,349	(1,671)	(17,166)	968,148
Micro-business loans	2,208,049	(1,164,678)	(100,459)	1,078,114	(25,089)	(830)	(25,080)	1,970,027
Consumer loans	1,896,776	(955,301)	135,078	586,344	27,873	(249)	(9,753)	1,680,768
Total	9,071,011	(2,575,258)	(541,836)	2,700,391	–	(10,340)	(112,982)	8,530,986

Maturity and Payment Due for Gross Direct Loans
f)	The following table presents the gross direct loan portfolio as of December 31, 2023, and 2022 by maturity based on the remaining period to the payment due date:

	2023	2022
	S/(000)	S/(000)
Outstanding loans -
From 1 to 3 months	30,957,809	34,192,006
From 3 months to 1 year	36,107,936	35,338,442
From 1 to 3 years	29,251,425	29,576,654
From 3 to 5 years	10,906,617	11,572,896
From 5 to 15 years	27,995,370	27,144,332
More than 15 years	2,130,930	3,420,160
	137,350,087	141,244,490

Internal overdue loans -
Overdue up to 90 days	1,459,603	1,264,436
Over 90 days	4,673,564	4,681,343
	6,133,167	5,945,779

Total	143,483,254	147,190,269